Investments	12 Months Ended
Dec. 31, 2017
Investments
Disclosure of investments [text block]

20 Investments

Equity-accounted investments

	2017				2016
(€ million)	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total	Investments in unconsolidated entities controlled by Eni	Joint ventures	Associates	Total
Book amount at the beginning of the year	168	2,675	1,197	4,040	175	1,275	1,403	2,853
Additions and subscriptions		63	444	507	8	1,085	63	1,156
Divestments and reimbursements			(462)	(462)			(138)	(138)
Share of profit of equity-accounted investments	9	49	66	124	10	50	17	77
Share of loss of equity-accounted investments	(7)	(340)	(6)	(353)	(8)	(208)	(154)	(370)
Deduction for dividends	(32)	(41)	(13)	(86)	(2)	(45)	(53)	(100)
Changes in the scope of consolidation	2			2	5	564		569
Currency translation differences	(13)	(127)	(128)	(268)	5	12	29	46
Other changes	(11)	53	(35)	7	(25)	(58)	30	(53)
Book amount at the end of the year	116	2,332	1,063	3,511	168	2,675	1,197	4,040

In 2017, acquisitions and capital increases of  €507 million mainly related to capital contributions to companies engaged in the execution of industrial projects in the interest of Eni: (i) Coral FLNG Ltd (€443 million) which is engaged in the development of a floating production and storage unit of LNG in natural gas-rich Area 4 offshore Mozambique; and (ii) Lotte Versalis Elastomers Co Ltd (€45 million) which is engaged in the production of premium elastomers in South Korea.

Divestments and reimbursements of €462 million related to: (i) the sale of a 25% stake in Coral FLNG SA for €222 million following closing of the sale to ExxonMobil of 50% of the interest held by Eni in Area 4 in Mozambique; and (ii) capital reimbursements of €165 million relating to Coral FLNG  SA, €48 million relating to Angola LNG Ltd and €27 million relating United Gas Derivatives Co.

Eni’s share of profit of equity-accounted investments and deductions for dividends pertained to the following entities:

	2017			2016
(€ million)	Share of profit of equity- accounted investments	Deduction for dividends	% of the investment	Share of profit of equity- accounted investments	Deduction for dividends	% of the investment
Angola LNG Ltd	45		13.60
Eni BTC Ltd		27	100.00	6		100.00
PetroJunín SA	26		40.00	30		40.00
Unimar Llc	3	24	50.00		16	50.00
United Gas Derivatives Co	16	12	33.33	14	14	33.33
Gas Distribution Company of Thessaloniki – Thessaly SA	9	12	49.00	10	10	49.00
PetroSucre SA					30	26.00
Other investments	25	11		17	30
	124	86		77	100

Eni’s share of losses of equity-accounted investments related to the following entities:

	2017		2016
(€ million)	Share of loss of equity- accounted investments	% of the investment	Share of loss of equity- accounted investments	% of the investment
Cardón IV SA	184	50.00	20	50.00
Saipem SpA	101	31.00	144	30.76
Unión Fenosa Gas SA	28	50.00		50.00
Matrìca SpA	17	50.00	4	50.00
PetroSucre SA			92	26.00
Angola LNG Ltd			62	13.60
PetroBicentenario SA			26	40.00
Other investments	23		22
	353		370

Considering risks and uncertainties in connection with the financial outlook of Venezuela, the Company assessed the recoverability of the book value of two equity-accounted entities that are currently engaged in the execution of oil&gas projects in the Country. The two projects are the development of the Perla offshore gas field, operated by the local company Cardón IV, a joint venture with another international oil company, and of the PetroJunín crude oil onshore field, operated by PetroJunín, a joint venture with the state oil company PDVSA under the regime of  “Empresa Mixta”. The carrying amounts before any valuation allowance of these two assets comprised current trade receivables and non-current activities, including tangible and intangible assets, equity investments and financing loans related to operations, for an amount of approximately €2 billion. To assess the recoverability of those assets, management performed a review based on empirical evidence and official statistics of the most recent financial crises of sovereign states. On this basis and considering that Eni's gas supplies are strategic and vital to the Country, in determining the recoverable value of the aforementioned assets, management carried out a risk appreciation by projecting a deferral in the timing of credit collection. Furthermore, considering the deterioration in the country's operating environment and the financial risks of recovering the invested capital, management reclassified the proved undeveloped reserves of Perla to the unproved category (315 mmBOE) in line with the US SEC rules on the recognition of proved reserves. Based on these drivers, in the 2017 financial statements management recorded impairment losses at Eni's above mentioned assets in Venezuela for an overall amount of  €758 million.

The accounting under the equity method of Saipem SpA resulted in a loss of €101 million due to the recognition by the investee of restructuring costs, losses from legal proceedings and impairment losses of tangible assets mainly in the offshore drilling business which is impacted by the oil scenario. As of December 31, 2017, the net book value of Eni’s investment in Saipem of €1,413 million was aligned with the corresponding share of the equity of the investee. However, the book value exceeded by about 20% the fair value represented by the market capitalization of Saipem. This impairment indicator is reflective of investor uncertainty about the rebalancing of the fundamentals in the oil sector and the timing of recovery in capital expenditures plans by the clients of the Engineering & Construction sector. The reasonableness of the evaluation was stress-tested applying contingencies to turnover levels and contract margins that confirmed the outcomes of the assessment.

Currency translation differences of  €268 million were primarily related to translation of entities accounts denominated in U.S. dollar (€189 million).

Other changes related to the impairment of Unión Fenosa Gas SA for €35 million (€84 million in 2016) due to lower profitability prospects.

The net carrying amount of equity-accounted investments was related to the following entities:

	December 31, 2017			December 31, 2016
(€ million)	Net carrying amount	Number of shares held	% of the investment	Net carrying amount	Number of shares held	% of the investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	63	34,000,000	100.00	106	34,000,000	100.00
Other investments (*)	53			62
	116			168
Joint ventures
Saipem SpA	1,413	308,767,968	31.00	1,497	3,087,679,689	30.76
Unión Fenosa Gas SA	350	273,100	50.00	434	273,100	50.00
PetroJunín SA	210	96,084,000	40.00	211	96,084,000	40.00
Gas Distribution Company of Thessaloniki – Thessaly SA	137	121,092,526	49.00	150	130,491,508	49.00
Lotte Versalis Elastomers Co Ltd	114	30,179,999	50.00	74	19,200,000	50.00
AET – Raffineriebeteiligungsgesellschaft mbH	32	1	33.33
Cardón IV SA				197	8,605	50.00
Unimar Llc				42	50	50.00
Other investments (*)	76			70
	2,332			2,675
Associates
Angola LNG Ltd	802	1,483,352,000	13.60	916	1.551.760.000	13.60
United Gas Derivatives Co	82	2,600,000	33.33	117	950,000	33.33
Novamont SpA	71	6,667	25.00	77	6,667	25.00
Coral FLNG SA	54	2,500,000	25.00
AET – Raffineriebeteiligungsgesellschaft mbH				34	1	33.33
Other investments (*)	54			53
	1,063			1,197
	3,511			4,040
_________
(*)	Each individual amount included herein was lower than €25 million.

Equity-accounted investments  by industry segment are disclosed in note 46 — Information by industry segment and by geographical area.

Carrying amounts of equity-accounted investments included differences between the purchase price of the interest acquired and the book value of the corresponding fraction of net equity amounting to €70 million related to Novamont SpA for €43 million and Unión Fenosa Gas SA for €27 million. These surpluses are due to the long-term profitability outlook of these companies.

As of December 31, 2017, the market value of the investments listed in stock markets was as follows:

	Number of shares held	% of the investment	Share price (€)	Market value (€ million)
Saipem SpA	308,767,968	31.00	3.806	1,175

The table below sets out the provisions for losses included in the provisions for contingencies of €182 million (€151 million at December 31, 2016), primarily related to the following equity-accounted investments:

(€ million)	December 31, 2017	December 31, 2016
Industria Siciliana Acido Fosforico – ISAF – SpA (in liquidation)	95	95
Matrìca SpA	38
VIC CBM Ltd	30	34
PetroBicentenario SA	12	6
Société Centrale Eletrique du Congo SA	6	7
Other investments	1	9
	182	151

Other investments

	2017				2016
(€ million)	Investments in unconsolidated entities controlled by Eni	Associates	Other investments - valued at cost	Total	Investments in unconsolidated entities controlled by Eni	Associates	Other investments - valued at fair value	Other investments - valued at cost	Total
Net book amount at the beginning of the year	29	10	237	276	25	10	368	257	660
Additions and subscriptions			3	3	5	3			8
Divestments and reimbursements	(6)		(13)	(19)			(368)	(31)	(399)
Currency translation differences		(1)	(22)	(23)		(2)		6	4
Other changes	(9)	(4)	(5)	(18)	(1)	(1)		5	3
Value at the end of the year	14	5	200	219	29	10		237	276
Gross book amount at the end of the year	15	5	207	227	30	10		240	280
Accumulated impairment charges	1		7	8	1			3	4

The net carrying amount of other investments of  €219 million (€276 million at December 31, 2016) was related to the following entities:

	December 31, 2017			December 31, 2016
(€ million)	Net carrying amount	Number of shares held	% of the investment	Net carrying amount	Number of shares held	% of the investment
Investments in unconsolidated entities controlled by Eni (*)	14			29
Associates	5			10
Other investments:
- Nigeria LNG Ltd	99	118,373	10.40	112	118,373	10.40
- Darwin LNG Pty Ltd	32	213,995,164	10.99	49	213,995,164	10.99
- other (*)	69			76
	200			237
	219			276
__________
(*)	Each individual amount included herein was lower than €25 million.

Additional information is included in note 48 — Other information about investments.